CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 20,249,000	$ 16,709,000	$ 27,756,000
Accounts receivable	535,000	1,280,000	236,000
Prepaid expenses	2,106,000	2,260,000	2,904,000
Total current assets	22,890,000	20,249,000	30,896,000
Restricted cash	1,450,000	1,450,000	1,450,000
Property and equipment, net	12,999,000	6,723,000	7,746,000
Operating lease right-of-use assets	6,210,000	7,115,000	5,920,000
Other assets	11,117,000	24,000	281,000
Total assets	54,666,000	35,561,000	46,293,000
Current liabilities:
Accounts payable	5,479,000	1,372,000	1,821,000
Accrued expenses	15,711,000	11,416,000	6,274,000
Operating lease liabilities, current	1,781,000	1,638,000	1,592,000
Debt, current portion	30,310,000	16,792,000	5,193,000
Total current liabilities	53,281,000	31,218,000	14,880,000
Debt, net of current portion	2,263,000	17,574,000	31,009,000
Second lien loans	41,894,000	0
Simple agreements for future equity	265,509,000	59,301,000	10,000,000
Operating lease liabilities, noncurrent	4,683,000	5,723,000	4,539,000
Redeemable convertible preferred stock warrant liabilities	2,917,000	1,619,000	2,045,000
Other liabilities	390,000	313,000	270,000
Total liabilities	370,937,000	115,748,000	62,743,000
Redeemable convertible preferred stock	170,648,000	170,648,000	170,648,000
Shareholders' deficit
Ordinary shares	0	0	0
Additional paid-in capital	23,136,000	17,309,000	11,587,000
Accumulated deficit	(510,055,000)	(268,144,000)	(198,685,000)
Total stockholders' deficit	(486,919,000)	(250,835,000)	(187,098,000)
Total liabilities and shareholders' deficit	54,666,000	35,561,000	46,293,000
Ares Acquisition Corporation II [Member]
Current assets:
Cash	137,896	975,319	1,905,123
Prepaid expenses	248,745	125,663	509,950
Other Receivables	2,441,582	0
Total current assets	2,828,223	1,100,982	2,415,073
Investments held in Trust Account	558,149,739	550,800,038	523,038,352
Total assets	560,977,962	551,901,020	525,453,425
Current liabilities:
Accrued expenses	9,394,513	690,348	271,633
Due to related party	52,582	50,221	7,500
Extension note	1,480,791	0
Working capital loan	1,232,707	0
Total current liabilities	12,160,593	740,569	279,133
Debt, net of current portion	5,000,000	5,000,000	5,000,000
Deferred financing obligation	1,480,792	0
Deferred underwriting and advisory fees	8,359,410	17,500,000	17,500,000
Total liabilities	27,000,795	23,240,569	22,779,133
Class A ordinary shares, $0.0001 par value; 49,359,712 and 50,000,000 shares subject to possible redemption at $11.31 and $11.01 per share at June 30, 2025 and December 31, 2024, respectively	558,049,739	550,700,038	522,938,352
Shareholders' deficit
Preference shares, $0.0001 par value; 99,990,000 shares authorized; none issued or outstanding	0	0	0
Accumulated deficit	(24,073,822)	(22,040,837)	(20,265,310)
Total stockholders' deficit	(24,072,572)	(22,039,587)	(20,264,060)
Total liabilities and shareholders' deficit	560,977,962	551,901,020	525,453,425
Ares Acquisition Corporation II [Member] | Common Class A
Shareholders' deficit
Ordinary shares	1,250	0	0
Ares Acquisition Corporation II [Member] | Common Class B
Shareholders' deficit
Ordinary shares	$ 0	$ 1,250	$ 1,250